PROPERTY AND EQUIPMENT, NET - Property and equipment, held under finance leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 21,186,841		¥ 17,171,494
Less: Accumulated depreciation	(7,895,831)		(6,987,542)
Property plant and equipment net excluding construction in progress	13,291,010		10,183,952
Construction-in-progress	4,529,065		3,444,237
Impairment	(603,440)		(603,796)
Property and equipment, net	17,216,635	$ 2,358,669	13,024,393
Property
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	4,261,678		2,672,822
Leasehold improvements, renovation and decoration
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	6,040,445		5,821,394
Data center equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	10,777,790		8,579,798
Office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	102,991		93,543
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 3,937		¥ 3,937